Document and Entity Information	Aug. 21, 2019
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 21, 2019
Entity File Number	0-20293
Entity Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1598552
Entity Address, Address Line One	1051 East Cary Street
Entity Address, Adress Line Two	Suite 1200
Entity Address, State or Province	VA
Entity Address, City or Town	Richmond
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	633-5031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.33 per share
Trading Symbol	AUB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key	0000883948
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Original Form 8-K to disclose that on September 20, 2019, upon the recommendations of the Nominating and Corporate Governance Committee and the Chairman of the Board, the Board appointed Mr. Ellett to serve as a member of the Compensation Committee of the Board, with such service to be at the pleasure of the Board. The Board determined that Mr. Ellett meets all of the applicable requirements for service on the Compensation Committee.